NET REVENUE	6 Months Ended
Jun. 30, 2022
Revenue from Contracts with Customers [Abstract]
Net Revenues	Net Revenue
On an ongoing basis the Company reviews the categories that best depict how the nature, timing and uncertainty of revenue cash flows are affected by economic factors. The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition for the three and six month periods ended June 30, 2022 and 2021. The Company believes these categories best depict how the nature, timing and uncertainty of revenue cash flows are affected by economic factors:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Type of goods and services:
Wafer fabrication	$1,884	$1,527	$3,709	$2,855
Engineering and other pre-fabrication services	109	93	224	183
	$1,993	$1,620	$3,933	$3,038

Timing of revenue recognition:
Revenue recognized over time	$106	$88	$233	$171
Revenue recognized at a point in time	1,887	1,532	3,700	2,867
	$1,993	$1,620	$3,933	$3,038